UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan International Equity Index Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

	Shares	Security Description	Value($)

Long-Term Investments — 98.5% (l)

Common Stocks — 97.2%

Argentina — 0.5%
	112	BBVA Banco Frances S.A.	277
	7	BBVA Banco Frances S.A. ADR	52
	34	Grupo Financiero Galicia S.A. ADR (a)	216
	482	Petrobras Energia Participaciones S.A., Class B	575
	16	Siderar SAIC, Class A	133
	44	Telecom Argentina S.A. ADR (a)	895
	232	Tenaris S.A.	4,671
	125	Transportadora de Gas del Sur S.A., Class B (a)	131
	8	YPF S.A., Class D	314
			7,264

Australia — 3.8%
	25	ABC Learning Centres Ltd.	102
	28	AGL Energy Ltd. (c)	309
	80	Alumina Ltd.	375
	64	Amcor Ltd.	396
	127	AMP Ltd.	973
	10	Ansell Ltd.	111
	20	APN News & Media Ltd. (c)	90
	25	Aristocrat Leisure Ltd. (c)	224
	38	Asciano Group (c)	190
	12	ASX Ltd.	526
	122	Australia & New Zealand Banking Group Ltd.	2,897
	62	AXA Asia Pacific Holdings Ltd.	334
	16	Babcock & Brown Ltd. (c)	269
	6	Bendigo Bank Ltd.	65
	222	BHP Billiton Ltd.	7,446
	12	Billabong International Ltd. (c)	128
	51	BlueScope Steel Ltd.	475
	42	Boral Ltd.	228
	90	Brambles Ltd.	874
	9	Caltex Australia Ltd.	135
	60	Centro Properties Group	36
	98	CFS Retail Property Trust (c)	187
	25	Challenger Financial Services Group Ltd. (c)	81
	37	Coca-Cola Amatil Ltd.	315
	4	Cochlear Ltd.	243
	87	Commonwealth Bank of Australia	3,907
	105	Commonwealth Property Office Fund, Unit (c)	133
	36	Computershare Ltd.	262
	10	Crown Ltd. (a)	103
	39	CSL Ltd.	1,218
	62	CSR Ltd. (c)	176
	177	DB RREEF Trust	256
	21	Downer EDI Ltd. (c)	102

	84	Fairfax Media Ltd.	310
	84	Fortescue Metals Group Ltd. (a)	488
	108	Foster's Group Ltd.	549
	41	Futuris Corp. Ltd. (c)	85
	75	Goodman Fielder Ltd. (c)	115
	65	Goodman Group	263
	144	GPT Group	493
	37	Harvey Norman Holdings Ltd.	190
	17	Iluka Resources Ltd. (c)	68
	64	ING Industrial Fund (c)	116
	124	Insurance Australia Group Ltd. (c)	420
	10	Leighton Holdings Ltd. (c)	440
	25	Lend Lease Corp. Ltd.	329
	21	Lion Nathan Ltd.	178
	48	Macquarie Airports	171
	20	Macquarie Communications Infrastructure Group (c)	91
	17	Macquarie Group Ltd. (c)	1,005
	187	Macquarie Infrastructure Group	516
	129	Macquarie Office Trust, Unit	133
	71	Mirvac Group	324
	108	National Australia Bank Ltd.	3,413
	31	Newcrest Mining Ltd.	970
	40	OneSteel Ltd.	244
	20	Orica Ltd.	531
	34	Origin Energy Ltd.	266
	92	Oxiana Ltd. (c)	255
	36	Pacific Brands Ltd.	91
	39	Paladin Resources Ltd.	162
	32	PaperlinX Ltd.	62
	3	Perpetual Ltd. (c)	143
	10	Publishing & Broadcasting Ltd.	40
	69	Qantas Airways Ltd.	294
	59	QBE Insurance Group Ltd.	1,490
	18	Rio Tinto Ltd. (c)	2,028
	42	Santos Ltd.	463
	20	Sonic Healthcare Ltd.	298
	17	St George Bank Ltd.	441
	101	Stockland	668
	53	Suncorp-Metway Ltd.	740
	45	Symbion Health Ltd.	162
	23	TABCORP Holdings Ltd. (c)	285
	76	Tattersall's Ltd. (c)	259
	233	Telstra Corp. Ltd.	915
	38	Toll Holdings Ltd.	380
	73	Transurban Group (c)	438
	35	Wesfarmers Ltd.	1,140
	11	Wesfarmers Ltd. (a)	366
	113	Westfield Group	1,896
	123	Westpac Banking Corp.	2,860
	28	Woodside Petroleum Ltd.	1,199

	78	Woolworths Ltd.	2,032
	10	WorleyParsons Ltd.	371
	34	Zinifex Ltd.	325
			54,677

Austria — 1.2%
	9	Andritz AG	428
	2	Bank Austria Creditanstalt AG	447
	6	BWIN Interactive Entertainment AG (a) (c)	208
	47	Erste Bank der Oesterreichischen Sparkassen AG	2,552
	4	Flughafen Wien AG	418
	68	IMMOEAST AG (a)	600
	41	IMMOFINANZ AG (c)	391
	4	Mayr Melnhof Karton AG	400
	63	Meinl European Land Ltd. (a)	808
	45	OMV AG	3,280
	8	Raiffeisen International Bank Holding AG	990
	3	RHI AG (a)	94
	65	Telekom Austria AG	1,819
	14	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	949
	10	Vienna Insurance Group	773
	31	Voestalpine AG	1,887
	22	Wienerberger AG	1,000
			17,044

Belgium — 1.8%
	17	AGFA-Gevaert N.V.	184
	4	Bekaert S.A.	523
	22	Belgacom S.A.	1,082
	5	Colruyt S.A.	1,160
	1	Compagnie Maritime Belge S.A.	53
	2	Cumerio N.V./S.A.	101
	14	Delhaize Group	1,109
	94	Dexia S.A.	2,279
	-(h)	D'ieteren S.A.	143
	2	Euronav N.V.	58
	324	Fortis	7,244
	13	Groupe Bruxelles Lambert S.A.	1,464
	33	InBev N.V.	2,699
	23	KBC Groep N.V.	2,937
	7	Mobistar S.A.	636
	12	Nationale A Portefeuille	782
	1	Omega Pharma S.A.	50
	14	Solvay S.A., Class A	1,724
	13	UCB S.A. (c)	641
	3	Umicore	680
			25,549

Bermuda — 0.1%
	4	Frontline Ltd. (c)	159
	3	Golar LNG Ltd.	58
	44	SeaDrill Ltd. (a) (c)	920
			1,137

Brazil — 0.2%
	17	Centrais Eletricas Brasileiras S.A.	211
	32	Cia Vale do Rio Doce	931
	25	Petroleo Brasileiro S.A.	1,359
			2,501

Chile — 0.6%
	2,501	Banco Santander Chile S.A.	118
	14	CAP S.A.	387
	33	Cia Cervecerias Unidas S.A. ADR	1,132
	148	Cia de Telecomunicaciones de Chile S.A. ADR	1,085
	1,072	Distribucion y Servicio D&S, S.A.	519
	24	Embotelladora Andina S.A. ADR	446
	446	Empresa Nacional de Electricidad S.A.	529
	5	Empresas CMPC S.A.	188
	45	Empresas COPEC S.A.	808
	202	Enersis S.A. ADR	2,879
	14	Lan Airlines S.A.	182
	979	Masisa S.A.	198
	20	Masisa S.A. ADR	201
	75	SACI Falabella	410
			9,082

China — 0.4%
	35	BYD Co., Ltd., Class H (c)	191
	1,030	China Construction Bank Corp., Class H	722
	187	China Life Insurance Co., Ltd.	673
	750	Datang International Power Generation Co., Ltd., Class H	464
	128	Foxconn International Holdings Ltd. (a)	214
	314	Huaneng Power International, Inc., Class H	252
	739	PetroChina Co., Ltd., Class H	1,021
	1,193	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (a)	388
	54	Tencent Holdings Ltd.	322
	102	Tingyi Cayman Islands Holding Corp.	144
	283	Yanzhou Coal Mining Co., Ltd., Class H	478
	503	Zhejiang Expressway Co., Ltd.	535
			5,404

Denmark — 1.3%
	-(h)	AP Moeller - Maersk A/S	749
	-(h)	AP Moller - Maersk A/S	1,199
	3	Bang & Olufsen A/S (c)	187
	3	Carlsberg A/S, Class B (c)	341
	6	Coloplast A/S, Class B (c)	458
	9	Danisco A/S (c)	592
	84	Danske Bank A/S	3,031
	41	DSV A/S (c)	793
	3	East Asiatic Co., Ltd.	225
	6	FLSmidth & Co. A/S	559
	42	GN Store Nord (a) (c)	230
	10	H Lundbeck A/S (c)	233
	9	Jyske Bank A/S (a) (c)	588
	3	NKT Holding A/S (c)	221

	78	Novo Nordisk A/S, Class B	4,898
	4	Novozymes A/S, Class B (c)	281
	10	Sydbank A/S (c)	345
	3	Topdanmark A/S (a) (c)	384
	5	TrygVesta A/S (c)	397
	32	Vestas Wind Systems A/S (a)	3,099
	5	William Demant Holding (a)	316
			19,126

Finland — 1.1%
	14	Elisa OYJ	388
	34	Fortum OYJ	1,362
	11	Kone OYJ, Class B	711
	9	Metso OYJ (c)	438
	5	Neste Oil OYJ	160
	226	Nokia OYJ	8,322
	12	Nokia OYJ ADR	440
	6	Nokian Renkaat OYJ	196
	7	Outokumpu OYJ (c)	233
	9	Rautaruukki OYJ	362
	28	Sampo OYJ, Class A	747
	30	Stora Enso OYJ, Class R (c)	415
	7	Tietoenator OYJ (c)	134
	40	UPM-Kymmene OYJ	752
	8	Wartsila OYJ, Class B	512
	18	YIT OYJ	381
			15,553

France — 9.7%
	24	Accor S.A.	1,814
	5	Aeroports de Paris	606
	14	Air France-KLM	379
	25	Air Liquide	3,486
	289	Alcatel-Lucent	1,805
	13	Alstom	2,686
	6	Atos Origin S.A. (a)	277
	179	AXA SA	6,138
	91	BNP Paribas	8,986
	23	Bouygues S.A.	1,752
	10	Business Objects S.A. (a) (c)	595
	17	Cap Gemini S.A.	927
	60	Carrefour S.A.	4,208
	6	Casino Guichard Perrachon S.A.	710
	7	Christian Dior S.A.	826
	37	Cie de Saint-Gobain	2,872
	3	Cie Generale de Geophysique-Veritas (a)	729
	24	Cie Generale d'Optique Essilor International S.A.	1,365
	8	CNP Assurances	918
	19	Compagnie Generale des Etablissements Michelin, Class B	1,811
	76	Credit Agricole S.A	2,338
	8	Dassault Systemes S.A.	425
	16	Electricite de France	1,698

	204	France Telecom S.A.	7,207
	20	Gaz de France S.A.	1,068
	3	Gecina S.A.	371
	46	Groupe Danone	3,700
	8	Hermes International	756
	4	Icade	464
	2	Imerys S.A. (c)	189
	9	Klepierre	476
	27	L'Oreal S.A.	3,385
	17	Lafarge S.A.	2,669
	7	Lagardere S.C.A.	531
	29	LVMH Moet Hennessy Louis Vuitton S.A.	2,995
	11	M6-Metropole Television	269
	3	Neopost S.A.	269
	10	PagesJaunes Groupe S.A.	201
	22	Pernod-Ricard S.A. (c)	2,337
	15	Peugeot S.A.	1,123
	8	PPR	1,085
	13	Publicis Groupe	473
	17	Renault S.A.	1,920
	21	Safran S.A. (c)	343
	111	Sanofi-Aventis S.A	9,079
	25	Schneider Electric S.A.	2,846
	7	SCOR SE	138
	6	Societe BIC S.A.	404
	2	Societe Des Autoroutes Paris-Rhin-Rhone	177
	43	Societe Generale (c)	5,462
	13	Societe Television Francaise 1	317
	9	Sodexho Alliance S.A. (c)	503
	26	Suez S.A. (c)	1,569
	92	Suez S.A.	5,652
	14	Technip S.A.	920
	12	Thales S.A.	689
	27	Thomson	334
	243	Total S.A.	17,663
	7	Unibail-Rodamco (c)	1,662
	7	Valeo S.A.	259
	6	Vallourec	1,159
	39	Veolia Environnement	3,184
	37	Vinci S.A.	2,563
	130	Vivendi	5,257
	5	Zodiac S.A. (c)	277
			139,296

Germany — 13.5%
	37	Adidas AG (c)	2,379
	81	Allianz SE	14,534
	14	Altana AG	326
	12	Arcandor AG (a) (c)	223
	91	BASF AG	11,907
	131	Bayer AG	10,824

	18	Bayerische Motoren Werke AG	973
	7	Beiersdorf AG (c)	544
	5	Bilfinger Berger AG	291
	17	Celesio AG (c)	995
	98	Commerzbank AG	2,970
	24	Continental AG	2,525
	170	DaimlerChrysler AG	13,339
	92	Deutsche Bank AG (c)	10,398
	33	Deutsche Boerse AG	5,891
	45	Deutsche Lufthansa AG	1,075
	141	Deutsche Post AG	4,551
	9	Deutsche Postbank AG	726
	509	Deutsche Telekom AG	10,439
	5	Douglas Holding AG	244
	113	E.ON AG	20,953
	42	Fresenius Medical Care AG & Co., KGaA	2,173
	29	GEA Group AG (a)	894
	13	Heidelberger Druckmaschinen AG (c)	370
	23	Henkel KGaA	961
	10	Hochtief AG	1,023
	30	Hypo Real Estate Holding AG (c)	956
	91	Infineon Technologies AG (a)	923
	19	IVG Immobilien AG	665
	7	K&S AG	1,767
	18	Linde AG	2,298
	22	MAN AG	2,733
	13	Merck KGaA	1,614
	28	Metro AG	2,326
	11	MLP AG (c)	182
	37	Muenchener Rueckversicherungs-Gesellschaft AG	6,723
	7	Premiere AG (a)	156
	2	Puma AG Rudolf Dassler Sport	591
	8	Q-Cells AG (a)	803
	6	Rheinmetall AG (c)	413
	81	RWE AG	9,970
	7	Salzgitter AG	1,044
	154	SAP AG	7,368
	154	Siemens AG (c)	19,977
	14	Solarworld AG	606
	18	Suedzucker AG (c)	381
	69	ThyssenKrupp AG (c)	3,397
	46	TUI AG (a) (c)	991
	28	Volkswagen AG (c)	6,241
	3	Wacker Chemie AG (c)	744
	5	WIncor Nixdorf AG	361
			194,758

Gibraltar — 0.0% (g)
	32	PartyGaming plc (a)	17

Greece — 1.5%
	101	Alpha Bank AE	3,331

	43	Coca Cola Hellenic Bottling Co., S.A.	1,824
	18	Cosmote Mobile Telecommunications S.A.	703
	65	EFG Eurobank Ergasias S.A.	1,840
	1	Emporiki Bank S.A. (a)	19
	7	Folli - Follie S.A.	225
	24	Hellenic Petroleum S.A.	360
	52	Hellenic Telecommunications Organization S.A.	1,606
	22	Intracom Holdings S.A.	86
	98	National Bank of Greece S.A.	6,001
	36	OPAP S.A.	1,274
	68	Piraeus Bank S.A.	2,178
	30	Public Power Corp. S.A.	1,401
	17	Titan Cement Co., S.A.	755
	12	Viohalco	128
			21,731

Hong Kong — 1.3%
	12	ASM Pacific Technology	70
	86	Bank of East Asia Ltd.	495
	165	Belle International Holdings Ltd.	194
	228	BOC Hong Kong Holdings Ltd.	569
	85	Cathay Pacific Airways Ltd.	190
	91	Cheung Kong Holdings Ltd.	1,478
	28	Cheung Kong Infrastructure Holdings Ltd. (c)	106
	153	China Mobile Ltd.	2,262
	-(h)	China Mobile Ltd. ADR	36
	81	CLP Holdings Ltd.	647
	64	Esprit Holdings Ltd.	828
	94	Giordano International Ltd. (c)	38
	50	Hang Lung Group Ltd.	232
	126	Hang Lung Properties Ltd.	499
	47	Hang Seng Bank Ltd. (c)	936
	54	Henderson Land Development Co., Ltd.	467
	153	Hong Kong & China Gas Co.	420
	58	Hong Kong Exchanges and Clearing Ltd.	1,216
	86	HongKong Electric Holdings	491
	39	Hopewell Holdings	169
	87	Hutchison Telecommunications International Ltd.	123
	113	Hutchison Whampoa Ltd.	1,115
	39	Hysan Development Co., Ltd.	115
	90	Johnson Electric Holdings Ltd. (c)	44
	34	Kerry Properties Ltd.	226
	35	Kingboard Chemical Holdings Ltd.	146
	64	Lenovo Group Ltd.	44
	136	Li & Fung Ltd.	513
	45	Melco International Development	63
	86	MTR Corp.	332
	146	New World Development Ltd.	446
	64	Noble Group Ltd.	80
	65	NWS Holdings Ltd.	182
	13	Orient Overseas International Ltd.	78

	115	Pacific Basin Shipping Ltd. (c)	161
	247	PCCW Ltd. (c)	142
	70	Shangri-La Asia Ltd.	209
	116	Shui On Land Ltd.	122
	54	Shun Tak Holdings Ltd. (c)	75
	86	Sino Land Co.	265
	74	Sun Hung Kai Properties Ltd.	1,459
	36	Swire Pacific Ltd., Class A	488
	68	Techtronic Industries Co. (c)	71
	19	Television Broadcasts Ltd.	101
	75	Wharf Holdings Ltd.	406
	12	Wing Hang Bank Ltd.	149
	37	Yue Yuen Industrial Holdings Ltd. (c)	107
			18,605

Hungary — 0.5%
	146	Magyar Telekom Rt.	713
	19	MOL Hungarian Oil and Gas Nyrt.	2,514
	83	OTP Bank Nyrt.	3,594
	4	Richter Gedeon Nyrt.	984
			7,805

India — 0.5%
	235	Ambuja Cements Ltd. GDR	720
	13	Bajaj Auto Ltd. GDR	765
	7	Grasim Industries Ltd. GDR	500
	90	Hindalco Industries Ltd. GDR (e)	375
	11	ICICI Bank Ltd. ADR	653
	14	Infosys Technologies Ltd.	539
	119	ITC Ltd. GDR	597
	10	Larsen & Toubro Ltd. GDR	928
	23	Mahanagar Telephone Nigam ADR	146
	36	Ranbaxy Laboratories Ltd. GDR	332
	1	Reliance Capital Ltd. GDR (e)	36
	15	Reliance Communications Ltd. GDR (e)	228
	-(h)	Reliance Energy Ltd. GDR (e)	56
	8	Reliance Industries Ltd. GDR (e)	923
	25	Satyam Computer Services Ltd.	251
	96	United Phosphorus Ltd. ADR	844
			7,893

Ireland — 0.8%
	107	Allied Irish Banks plc	2,393
	34	Anglo Irish Bank Corp. plc	479
	138	Bank of Ireland	2,016
	42	C&C Group plc	280
	30	CRH plc	1,157
	20	CRH plc	767
	-(h)	DCC plc	13
	45	Elan Corp. plc (a)	1,140
	23	Elan Corp. plc ADR (a)	587
	54	Experian Group Ltd.	478
	16	Grafton Group plc, Unit (a)	127

	21	Iaws Group plc	429
	33	Independent News & Media plc	113
	51	Irish Life & Permanent plc	816
	18	Kerry Group plc, Class A	475
	22	Kingspan Group plc	304
	35	Ryanair Holdings plc (a)	200
	4	Total Produce plc	3
			11,777

Israel — 0.5%
	164	Bank Hapoalim Ltd.	764
	123	Bank Leumi Le-Israel BM	618
	42	Clal Industries and Investments	213
	68	Israel Chemicals Ltd.	879
	-(h)	Israel Corp. Ltd. (The)	319
	3	Koor Industries Ltd.	171
	57	Makhteshim-Agan Industries Ltd. (a)	455
	85	Migdal Insurance & Financial Holding Ltd.	139
	24	Teva Pharmaceutical Industries Ltd.	1,090
	67	Teva Pharmaceutical Industries Ltd. ADR	3,084
			7,732

Italy — 8.5%
	23	A2A S.p.A.	93
	76	Alleanza Assicurazioni S.p.A.	967
	47	Arnoldo Mondadori Editore S.p.A. (c)	374
	259	Assicurazioni Generali S.p.A.	11,013
	65	Atlantia S.p.A.	2,156
	27	Autogrill S.p.A.	457
	264	Banca Monte dei Paschi di Siena S.p.A. (c)	1,223
	119	Banca Popolare di Milano Scarl	1,499
	159	Banco Popolare Scarl (a)	3,199
	26	Benetton Group S.p.A.	349
	46	Bulgari S.p.A. (c)	529
	77	Edison S.p.A.	200
	1,056	Enel S.p.A.	11,727
	642	ENI S.p.A.	20,768
	181	Fiat S.p.A. (c)	4,240
	69	Finmeccanica S.p.A.	2,069
	17	Fondiaria-Sai S.p.A.	680
	59	Gruppo Editoriale L'Espresso S.p.A. (c)	236
	89	IFIL - Investments S.p.A.	716
	1,856	Intesa Sanpaolo S.p.A.	13,207
	219	Intesa Sanpaolo S.p.A.	1,495
	19	Italcementi S.p.A. (c)	379
	9	Lottomatica S.p.A. (c)	342
	33	Luxottica Group S.p.A. (c)	938
	185	Mediaset S.p.A. (c)	1,628
	131	Mediobanca S.p.A.	2,457
	70	Mediolanum S.p.A. (c)	459
	408	Parmalat S.p.A.	1,471
	664	Pirelli & C S.p.A. (a)	694

	37	Prysmian S.p.A. (a)	742
	23	Saipem S.p.A.	782
	1,028	Seat Pagine Gialle S.p.A. (c)	339
	70	Sirti S.p.A. (a)	276
	214	Snam Rete Gas S.p.A. (c)	1,422
	808	Telecom Italia Media S.p.A. (a) (c)	201
	2,598	Telecom Italia S.p.A.	7,893
	1,476	Telecom Italia S.p.A. RNC	3,390
	254	Terna Rete Elettrica Nazionale S.p.A. (c)	1,067
	59	Tiscali S.p.A. (a) (c)	122
	1,719	UniCredit Italiano S.p.A.	12,742
	576	UniCredit Italiano S.p.A.	4,254
	130	Unione di Banche Italiane Scpa	3,253
	251	Unipol Gruppo Finanziario S.p.A.	708
			122,756

Japan — 19.5%

	35	77 Bank Ltd. (The)	216
	-(h)	Access Co., Ltd. (a) (c)	71
	7	Acom Co., Ltd.	174
	7	Aderans Holdings Co., Ltd. (c)	113
	16	Advantest Corp. (c)	354
	68	Aeon Co., Ltd. (c)	824
	8	Aeon Credit Service Co., Ltd.	115
	8	Aiful Corp. (c)	172
	30	Aioi Insurance Co., Ltd.	146
	19	Aisin Seiki Co., Ltd.	769
	85	Ajinomoto Co., Inc. (c)	901
	2	Alfresa Holdings Corp. (c)	105
	68	All Nippon Airways Co., Ltd. (c)	271
	22	Alps Electric Co., Ltd. (c)	251
	38	Amada Co., Ltd.	331
	3	Amano Corp.	34
	4	Aoyama Trading Co., Ltd. (c)	88
	56	Aozora Bank Ltd.	163
	5	Arrk Corp.	17
	10	Asahi Breweries Ltd.	171
	105	Asahi Glass Co., Ltd.	1,325
	125	Asahi Kasei Corp. (c)	770
	4	Asatsu-DK, Inc. (c)	128
	14	Asics Corp.	183
	50	Astellas Pharma, Inc.	2,182
	2	Autobacs Seven Co., Ltd. (c)	49
	28	Bank of Kyoto Ltd. (The)	336
	99	Bank of Yokohama Ltd. (The)	648
	5	Benesse Corp.	219
	41	Bridgestone Corp.	691
	12	Brother Industries Ltd. (c)	154
	105	Canon, Inc.	4,468
	6	Canon Marketing Japan, Inc.	105

	24	Casio Computer Co., Ltd.	250
	11	Central Glass Co., Ltd. (c)	41
	-(h)	Central Japan Railway Co.	1,621
	85	Chiba Bank Ltd. (The)	633
	15	Chiyoda Corp. (c)	177
	78	Chubu Electric Power Co., Inc.	1,969
	28	Chugai Pharmaceutical Co., Ltd.	366
	24	Chugoku Electric Power Co., Inc.(The) (c)	506
	74	Chuo Mitsui Trust Holdings Inc.	517
	2	Circle K Sunkus Co., Ltd.	35
	42	Citizen Holdings Co., Ltd. (c)	389
	6	Coca-Cola West Holdings Co., Ltd. (c)	122
	8	COMSYS Holdings Corp.	70
	16	Credit Saison Co., Ltd.	474
	7	CSK Holdings Corp.	180
	48	Dai Nippon Printing Co., Ltd.	707
	31	Daicel Chemical Industries Ltd. (c)	176
	32	Daido Steel Co., Ltd. (c)	213
	9	Daifuku Co., Ltd.	123
	81	Daiichi Sankyo Co., Ltd.	2,425
	25	Daikin Industries Ltd.	1,145
	68	Dainippon Ink and Chemicals, Inc.	303
	17	Dainippon Screen Manufacturing Co., Ltd. (c)	85
	4	Daito Trust Construction Co., Ltd.	192
	59	Daiwa House Industry Co., Ltd.	833
	136	Daiwa Securities Group, Inc.	1,222
	37	Denki Kagaku Kogyo KK	153
	49	Denso Corp.	1,761
	-(h)	Dentsu, Inc.	278
	55	Dowa Holdings Co., Ltd.	366
	-(h)	eAccess Ltd. (c)	56
	-(h)	East Japan Railway Co.	3,179
	37	Ebara Corp. (c)	117
	7	EDION Corp. (c)	84
	32	Eisai Co., Ltd. (c)	1,312
	16	Electric Power Development Co., Ltd.	576
	11	Elpida Memory, Inc. (a) (c)	391
	4	FamilyMart Co., Ltd.	132
	22	Fanuc Ltd.	1,948
	5	Fast Retailing Co., Ltd. (c)	360
	56	Fuji Electric Holdings Co., Ltd. (c)	190
	33	Fuji Heavy Industries Ltd.	132
	5	FUJI SOFT, Inc. (c)	62
	-(h)	Fuji Television Network, Inc.	133
	50	FUJIFILM Holdings Corp.	1,922
	36	Fujikura Ltd. (c)	175
	227	Fujitsu Ltd. (c)	1,485
	65	Fukuoka Financial Group, Inc.	396
	63	Furukawa Electric Co., Ltd.	255
	7	Glory Ltd.	151

	-(h)	Goodwill Group, Inc.(The) (a) (c)	6
	44	Gunma Bank Ltd. (The)	304
	31	Gunze Ltd.	136
	16	H2O Retailing Corp. (c)	118
	40	Hachijuni Bank Ltd. (The)	275
	2	Hakuhodo DY Holdings, Inc.	104
	121	Hankyu Hanshin Holdings, Inc. (c)	562
	113	Haseko Corp. (a)	191
	3	Hikari Tsushin, Inc.	95
	27	Hino Motors Ltd.	188
	3	Hirose Electric Co., Ltd. (c)	325
	51	Hiroshima Bank Ltd. (The)	279
	7	Hitachi Cable Ltd.	37
	2	Hitachi Capital Corp.	21
	10	Hitachi Chemical Co., Ltd.	171
	13	Hitachi Construction Machinery Co., Ltd.	308
	5	Hitachi High-Technologies Corp.	98
	375	Hitachi Ltd.	2,812
	21	Hokkaido Electric Power Co., Inc.	452
	117	Hokuhoku Financial Group, Inc.	367
	9	Hokuriku Electric Power Co.	195
	168	Honda Motor Co., Ltd.	5,208
	7	House Foods Corp.	116
	38	Hoya Corp.	1,033
	13	Ibiden Co., Ltd. (c)	851
	3	Idemitsu Kosan Co., Ltd.	215
	128	Ihi Corp.	256
	-(h)	Index Holdings (c)	13
	-(h)	Inpex Holdings, Inc.	792
	18	Isetan Co., Ltd. (c)	215
	84	Isuzu Motors Ltd.	360
	7	Ito En Ltd. (c)	153
	177	ITOCHU Corp.	1,637
	2	Itochu Techno-Solutions Corp.	72
	3	Jafco Co., Ltd.	98
	86	Japan Airlines Corp. (a) (c)	211
	4	Japan Petroleum Exploration Co.	259
	-(h)	Japan Prime Realty Investment Corp.	325
	-(h)	Japan Real Estate Investment Corp.	339
	-(h)	Japan Retail Fund Investment Corp.	242
	54	Japan Steel Works Ltd. (The) (c)	803
	-(h)	Japan Tobacco, Inc.	2,393
	62	JFE Holdings, Inc.	2,899
	28	J. Front Retailing Co., Ltd. (a)	181
	20	JGC Corp.	334
	30	Joyo Bank Ltd. (The)	171
	30	JS Group Corp. (c)	523
	18	JSR Corp.	412
	23	JTEKT Corp.	384
	-(h)	Jupiter Telecommunications Co., Ltd. (a) (c)	278

	87	Kajima Corp.	279
	31	Kamigumi Co., Ltd. (c)	230
	27	Kaneka Corp.	201
	89	Kansai Electric Power Co., Inc.(The)	2,216
	26	Kansai Paint Co., Ltd.	173
	50	Kao Corp.	1,519
	17	Katokichi Co., Ltd. (c)	109
	126	Kawasaki Heavy Industries Ltd.	320
	54	Kawasaki Kisen Kaisha Ltd. (c)	528
	-(h)	KDDI Corp.	1,565
	46	Keihin Electric Express Railway Co., Ltd. (c)	312
	56	Keio Corp.	332
	34	Keisei Electric Railway Co., Ltd.	186
	4	Keyence Corp.	898
	13	Kikkoman Corp. (c)	157
	11	Kinden Corp.	95
	27	Kintetsu Corp. (c)	90
	97	Kirin Holdings Co., Ltd.	1,551
	-(h)	KK DaVinci Advisors (a) (c)	117
	282	Kobe Steel Ltd.	951
	12	Kokuyo Co., Ltd.	95
	87	Komatsu Ltd.	2,122
	2	Komori Corp.	43
	11	Konami Corp. (c)	345
	52	Konica Minolta Holdings, Inc.	846
	2	Kose Corp.	42
	121	Kubota Corp.	875
	35	Kuraray Co., Ltd.	423
	12	Kurita Water Industries Ltd. (c)	373
	19	Kyocera Corp.	1,547
	19	Kyowa Hakko Kogyo Co., Ltd. (c)	187
	40	Kyushu Electric Power Co., Inc.	1,002
	8	Lawson, Inc.	299
	13	Leopalace21 Corp.	306
	3	Mabuchi Motor Co., Ltd.	145
	12	Makita Corp.	445
	174	Marubeni Corp.	1,213
	32	Marui Group Co., Ltd.	287
	11	Matsui Securities Co., Ltd. (c)	74
	2	Matsumotokiyoshi Holdings Co., Ltd. (a)	46
	214	Matsushita Electric Industrial Co., Ltd.	4,559
	36	Matsushita Electric Works Ltd.	382
	36	Mazda Motor Corp.	153
	16	Mediceo Paltac Holdings Co., Ltd. (c)	261
	23	Meiji Dairies Corp.	123
	34	Meiji Seika Kaisha Ltd. (c)	149
	5	Meitec Corp. (c)	142
	77	Millea Holdings, Inc. (c)	2,938
	45	Minebea Co., Ltd.	240
	152	Mitsubishi Chemical Holdings Corp.	1,107

	150	Mitsubishi Corp.	3,962
	212	Mitsubishi Electric Corp.	1,947
	133	Mitsubishi Estate Co., Ltd.	3,589
	39	Mitsubishi Gas Chemical Co., Inc. (c)	361
	371	Mitsubishi Heavy Industries Ltd.	1,540
	13	Mitsubishi Logistics Corp. (c)	155
	123	Mitsubishi Materials Corp. (c)	510
	205	Mitsubishi Motors Corp. (a) (c)	342
	55	Mitsubishi Rayon Co., Ltd.	221
	24	Mitsubishi Tanabe Pharma Corp.	290
	945	Mitsubishi UFJ Financial Group, Inc.	9,362
	6	Mitsubishi UFJ Lease & Finance Co., Ltd.	234
	183	Mitsui & Co., Ltd.	3,729
	59	Mitsui Chemicals, Inc. (c)	395
	122	Mitsui Engineering & Shipbuilding Co., Ltd.	409
	97	Mitsui Fudosan Co., Ltd. (c)	2,244
	71	Mitsui Mining & Smelting Co., Ltd.	266
	102	Mitsui OSK Lines Ltd. (c)	1,253
	144	Mitsui Sumitomo Insurance Co., Ltd.	1,492
	39	Mitsukoshi Ltd. (c)	156
	10	Mitsumi Electric Co., Ltd.	287
	1	Mizuho Financial Group, Inc.	5,089
	25	Murata Manufacturing Co., Ltd.	1,223
	23	Namco Bandai Holdings, Inc. (c)	324
	124	NEC Corp.	508
	3	NEC Electronics Corp. (a) (c)	65
	-(h)	NET One Systems Co., Ltd. (c)	46
	31	NGK Insulators Ltd. (c)	796
	18	NGK Spark Plug Co., Ltd. (c)	323
	24	NHK Spring Co., Ltd.	204
	25	Nichirei Corp. (c)	116
	13	Nidec Corp.	866
	39	Nikon Corp. (c)	1,084
	11	Nintendo Co., Ltd.	5,682
	-(h)	Nippon Building Fund, Inc.	500
	39	Nippon Electric Glass Co., Ltd.	583
	84	Nippon Express Co., Ltd.	450
	16	Nippon Kayaku Co., Ltd.	96
	33	Nippon Light Metal Co., Ltd. (c)	58
	15	Nippon Meat Packers, Inc. (c)	172
	119	Nippon Mining Holdings, Inc.	708
	86	Nippon Oil Corp.	582
	-(h)	Nippon Paper Group, Inc.	248
	55	Nippon Sheet Glass Co., Ltd.	253
	13	Nippon Shokubai Co., Ltd.	114
	591	Nippon Steel Corp. (c)	3,594
	1	Nippon Telegraph & Telephone Corp.	2,565
	135	Nippon Yusen KK	1,106
	44	Nipponkoa Insurance Co., Ltd. (c)	405
	40	Nishimatsu Construction Co., Ltd.	112

	77	Nishi-Nippon City Bank Ltd. (The)	209
	14	Nissan Chemical Industries Ltd.	173
	206	Nissan Motor Co., Ltd.	1,925
	28	Nisshin Seifun Group, Inc.	272
	80	Nisshin Steel Co., Ltd. (c)	267
	16	Nisshinbo Industries, Inc.	169
	10	Nissin Food Products Co., Ltd. (c)	343
	3	Nitori Co., Ltd. (c)	171
	13	Nitto Denko Corp.	643
	11	NOK Corp.	228
	196	Nomura Holdings, Inc.	2,866
	8	Nomura Real Estate Holdings, Inc.	175
	-(h)	Nomura Real Estate Office Fund, Inc.	161
	14	Nomura Research Institute Ltd.	372
	45	NSK Ltd. (c)	400
	38	NTN Corp. (c)	272
	-(h)	NTT Data Corp.	355
	2	NTT DoCoMo, Inc.	2,518
	-(h)	NTT Urban Development Corp. (c)	159
	71	Obayashi Corp. (c)	407
	-(h)	Obic Co., Ltd.	79
	97	Odakyu Electric Railway Co., Ltd. (c)	642
	128	OJI Paper Co., Ltd.	548
	46	Oki Electric Industry Co., Ltd. (a) (c)	76
	13	Okuma Corp. (c)	116
	8	Okumura Corp. (c)	45
	24	Olympus Corp.	795
	23	Omron Corp.	488
	7	Ono Pharmaceutical Co., Ltd.	321
	21	Onward Holdings Co., Ltd.	212
	4	Oracle Corp. Japan (c)	195
	6	Oriental Land Co., Ltd.	369
	11	ORIX Corp.	1,829
	210	Osaka Gas Co., Ltd.	805
	2	Osaka Titanium Technologies Co. (c)	103
	8	OSG Corp. (c)	78
	1	Otsuka Corp.	110
	8	Park24 Co., Ltd. (c)	67
	17	Pioneer Corp.	126
	8	Promise Co., Ltd. (c)	275
	14	QP Corp.	139
	1	Rakuten, Inc. (a)	336
	1	Resona Holdings, Inc. (c)	979
	55	Ricoh Co., Ltd.	868
	5	Rinnai Corp.	149
	11	Rohm Co., Ltd.	802
	-(h)	Round One Corp. (c)	59
	2	Ryohin Keikaku Co., Ltd.	130
	8	Sanken Electric Co., Ltd.	41
	7	Sankyo Co., Ltd.	386

	9	Santen Pharmaceutical Co., Ltd.	238
	25	Sanwa Holdings Corp.	121
	175	Sanyo Electric Co., Ltd. (a)	236
	-(h)	Sapporo Hokuyo Holdings, Inc.	251
	37	Sapporo Holdings Ltd. (c)	299
	-(h)	SBI E*Trade Securities Co., Ltd.	134
	1	SBI Holdings, Inc. (c)	205
	21	Secom Co., Ltd.	1,092
	18	Sega Sammy Holdings, Inc. (c)	214
	13	Seiko Epson Corp. (c)	308
	14	Seino Holdings Corp.	93
	55	Sekisui Chemical Co., Ltd.	360
	56	Sekisui House Ltd.	631
	95	Seven & I Holdings Co., Ltd.	2,341
	1	SFCG Co., Ltd. (c)	88
	93	Sharp Corp. (c)	1,621
	7	Shimachu Co., Ltd. (c)	190
	5	Shimamura Co., Ltd. (c)	375
	9	Shimano, Inc. (c)	355
	69	Shimizu Corp. (c)	354
	46	Shin-Etsu Chemical Co., Ltd.	2,413
	6	Shinko Electric Industries Co., Ltd. (c)	98
	59	Shinko Securities Co., Ltd. (c)	232
	27	Shinsei Bank Ltd. (c)	126
	30	Shionogi & Co., Ltd.	565
	38	Shiseido Co., Ltd.	888
	62	Shizuoka Bank Ltd. (The)	689
	48	Showa Denko KK	164
	15	Showa Shell Sekiyu KK (c)	132
	2	SMC Corp.	202
	90	Softbank Corp. (c)	1,658
	142	Sojitz Corp.	493
	43	Sompo Japan Insurance, Inc.	393
	112	Sony Corp.	5,281
	-(h)	Sony Financial Holdings, Inc. (a)	486
	14	Stanley Electric Co., Ltd.	286
	12	Sumco Corp.	270
	23	Sumitomo Bakelite Co., Ltd. (c)	122
	194	Sumitomo Chemical Co., Ltd.	1,380
	119	Sumitomo Corp.	1,660
	74	Sumitomo Electric Industries Ltd.	1,100
	36	Sumitomo Heavy Industries Ltd.	299
	476	Sumitomo Metal Industries Ltd.	2,278
	68	Sumitomo Metal Mining Co., Ltd.	1,131
	1	Sumitomo Mitsui Financial Group, Inc.	5,465
	65	Sumitomo Osaka Cement Co., Ltd.	127
	23	Sumitomo Realty & Development Co., Ltd.	582
	13	Sumitomo Rubber Industries, Inc.	116
	154	Sumitomo Trust & Banking Co., Ltd. (The)	994
	20	Suruga Bank Ltd.	236

	9	Suzuken Co., Ltd.	333
	26	Suzuki Motor Corp. (c)	664
	24	T&D Holdings, Inc.	1,275
	148	Taiheiyo Cement Corp. (c)	322
	108	Taisei Corp. (c)	319
	15	Taisho Pharmaceutical Co., Ltd.	310
	21	Taiyo Nippon Sanso Corp.	199
	12	Taiyo Yuden Co., Ltd. (c)	142
	25	Takara Holdings, Inc.	146
	12	Takashimaya Co., Ltd. (c)	129
	88	Takeda Pharmaceutical Co., Ltd.	5,385
	12	Takefuji Corp. (c)	349
	8	TDK Corp.	491
	86	Teijin Ltd.	340
	17	Terumo Corp.	928
	14	THK Co., Ltd.	286
	3	TIS, Inc. (c)	54
	89	Tobu Railway Co., Ltd. (c)	436
	32	Toda Corp. (c)	167
	16	Toho Co., Ltd. (c)	388
	3	Toho Titanium Co., Ltd. (c)	59
	44	Tohoku Electric Power Co., Inc.	1,031
	6	Tokai Rika Co., Ltd.	174
	25	Tokuyama Corp. (c)	179
	3	Tokyo Broadcasting System, Inc.	78
	127	Tokyo Electric Power Co., Inc.(The)	3,299
	20	Tokyo Electron Ltd.	1,230
	194	Tokyo Gas Co., Ltd. (c)	911
	3	Tokyo Seimitsu Co., Ltd. (c)	63
	11	Tokyo Steel Manufacturing Co., Ltd. (c)	112
	3	Tokyo Style Co., Ltd.	32
	32	Tokyo Tatemono Co., Ltd.	272
	114	Tokyu Corp. (c)	715
	65	Tokyu Land Corp.	524
	38	TonenGeneral Sekiyu KK (c)	330
	57	Toppan Printing Co., Ltd.	574
	132	Toray Industries, Inc. (c)	900
	353	Toshiba Corp. (c)	2,411
	40	Tosoh Corp.	168
	29	TOTO Ltd. (c)	236
	15	Toyo Seikan Kaisha Ltd.	269
	7	Toyo Suisan Kaisha Ltd.	133
	48	Toyobo Co., Ltd.	105
	7	Toyoda Gosei Co., Ltd. (c)	213
	13	Toyota Boshoku Corp.	388
	19	Toyota Industries Corp.	753
	293	Toyota Motor Corp.	15,848
	24	Toyota Tsusho Corp.	562
	12	Trend Micro, Inc. (a)	434
	120	Ube Industries Ltd.	379

	4	Unicharm Corp. (c)	247
	5	Uniden Corp. (c)	31
	13	UNY Co., Ltd.	102
	29	Urban Corp. (c)	274
	17	Ushio, Inc. (c)	338
	1	USS Co., Ltd.	87
	9	Wacoal Holdings Corp. (c)	124
	-(h)	West Japan Railway Co. (c)	867
	1	Yahoo! Japan Corp. (c)	566
	13	Yakult Honsha Co., Ltd.	354
	10	Yamada Denki Co., Ltd.	1,044
	16	Yamaha Corp.	325
	19	Yamaha Motor Co., Ltd.	427
	38	Yamato Holdings Co., Ltd. (c)	525
	8	Yamazaki Baking Co., Ltd. (c)	66
	17	Yaskawa Electric Corp.	182
	22	Yokogawa Electric Corp. (c)	215
	21	Zeon Corp. (c)	127
			281,534

Luxembourg — 0.5%
	34	Acergy S.A. (c)	621
	95	ArcelorMittal	6,277
	5	Millicom International Cellular S.A. (a)	555
			7,453

Mexico — 0.6%
	796	America Movil S.A.B. de C.V., Series L	2,391
	143	America Movil S.A.B. de C.V., Series L	429
	26	Alfa S.A.B. de C.V., Class A	159
	326	Cemex S.A.B. de C.V., Unit (a)	890
	37	Controladora Comercial Mexicana S.A.B. de C.V., Unit	93
	129	Fomento Economico Mexicano S.A.B. de C.V., Unit	464
	95	Grupo Carso S.A.B. de C.V., Class A1	371
	84	Grupo Mexico S.A.B. de C.V., Class B	493
	64	Grupo Modelo S.A.B. de C.V., Class C	298
	163	Grupo Televisa S.A.	727
	14	Industrias Penoles S.A.B. de C.V.	315
	65	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	262
	340	Telefonos de Mexico S.A.B. de C.V., Class A	609
	412	Telefonos de Mexico S.A.B. de C.V., Class L	748
	178	Wal-Mart de Mexico S.A.B. de C.V., Series V	640
			8,889

Netherlands — 3.3%

	144	Aegon N.V. (c)	2,153
	24	Akzo Nobel N.V.	1,781
	45	ASML Holding N.V.	1,187
	6	Corio N.V.	465
	4	Corporate Express	26
	35	European Aeronautic Defence and Space Co., N.V. (c)	897

	8	Fugro N.V., CVA	577
	67	Hagemeyer N.V. (c)	470
	22	Heineken N.V.	1,231
	186	ING Groep N.V., CVA	6,064
	33	James Hardie Industries N.V.	188
	120	Koninklijke Ahold N.V. (a)	1,568
	13	Koninklijke DSM N.V.	547
	103	Koninklijke Philips Electronics N.V.	4,034
	-(h)	OCE N.V.	5
	24	Qiagen N.V. (a) (c)	480
	1	Randstad Holding N.V. (c)	33
	38	Reed Elsevier N.V.	701
	194	Royal Dutch Shell plc, Class A	6,971
	140	Royal Dutch Shell plc, Class B	4,878
	191	Royal KPN N.V.	3,473
	13	SBM Offshore N.V.	385
	93	STMicroelectronics N.V.	1,154
	27	TNT N.V.	1,018
	173	Unilever N.V. CVA	5,631
	24	Vedior N.V. CVA	588
	1	Wereldhave N.V.	128
	33	Wolters Kluwer N.V.	954
			47,587

New Zealand — 0.4%
	371	Auckland International Airport Ltd.	812
	110	Contact Energy Ltd.	662
	8	Fisher & Paykel Appliances Holdings Ltd. (c)	17
	2	Fisher & Paykel Healthcare Corp.	4
	179	Fletcher Building Ltd.	1,435
	272	Kiwi Income Property Trust, Unit	279
	168	Sky City Entertainment Group Ltd.	584
	10	Sky Network Television Ltd.	41
	589	Telecom Corp. of New Zealand Ltd. (c)	1,859
	95	Vector Ltd.	159
			5,852

Norway — 1.3%
	1	Aker ASA, Class A (c)	33
	18	Aker Kvaerner ASA	346
	107	DnB NOR ASA	1,398
	16	Hafslund ASA, Class A	321
	440	Marine Harvest (a) (c)	237
	121	Norsk Hydro ASA	1,446
	26	Norske Skogindustrier ASA (c)	152
	27	Ocean RIG ASA (a) (c)	188
	157	Orkla ASA	2,074
	29	Petroleum Geo-Services ASA (a)	634
	18	ProSafe SE (c)	258
	32	Renewable Energy Corp. A.S. (a) (c)	826
	7	Schibsted ASA	208

	219	StatoilHydro ASA	5,778
	46	Storebrand ASA	380
	9	Tandberg ASA	161
	10	Teekay Petrojarl ASA (a) (c)	128
	139	Telenor ASA (a)	2,875
	19	TGS Nopec Geophysical Co., ASA (a) (c)	230
	38	Tomra Systems ASA (c)	230
	18	Yara International ASA	859
			18,762

Philippines — 0.7%
	50	Ayala Corp.	597
	2,473	Ayala Land, Inc.	879
	110	Banco de Oro Universal Bank (a)	146
	854	Bank of the Philippine Islands	1,237
	2,589	Filinvest Land, Inc. (a)	75
	54	First Philippine Holdings Corp.	70
	10	Globe Telecom, Inc.	380
	368	Manila Electric Co. (a)	744
	1,740	Petron Corp.	237
	32	Philippine Long Distance Telephone Co.	2,415
	2,078	PNOC Energy Development Corp.	314
	252	San Miguel Corp., Class B	349
	8,707	SM Prime Holdings, Inc.	2,137
			9,580

Portugal — 0.9%
	74	Banco BPI S.A. (c)	367
	329	Banco Comercial Portugues S.A., Class R (c)	1,029
	60	Banco Espirito Santo S.A., Class R (c)	1,062
	103	BRISA (c)	1,529
	81	Cimpor Cimentos de Portugal SGPS S.A. (c)	635
	529	Energias de Portugal S.A.	3,379
	91	Jeronimo Martins SGPS S.A.	748
	192	Portugal Telecom SGPS S.A.	2,469
	49	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	651
	206	Sonae SGPS S.A.	391
			12,260

Singapore — 0.6%
	48	Allgreen Properties Ltd.	38
	68	Ascendas REIT	105
	65	CapitaCommercial Trust	97
	102	CapitaLand Ltd.	432
	69	CapitaMall Trust	146
	68	Chartered Semiconductor Manufacturing Ltd. (a) (c)	37
	33	City Developments Ltd. (c)	267
	133	ComfortDelgro Corp. Ltd.	149
	53	Cosco Corp. Singapore Ltd.	171
	61	DBS Group Holdings Ltd.	760
	56	Fraser and Neave Ltd.	192

	7	Haw Par Corp. Ltd.	32
	10	Jardine Cycle & Carriage Ltd.	141
	74	Keppel Corp. Ltd.	602
	24	Keppel Land Ltd. (c)	106
	30	Neptune Orient Lines Ltd. (c)	69
	41	Olam International Ltd.	76
	168	Oversea-Chinese Banking Corp.	897
	41	Parkway Holdings Ltd.	105
	59	SembCorp. Industries Ltd.	193
	56	SembCorp. Marine Ltd.	125
	35	Singapore Airlines Ltd.	387
	54	Singapore Exchange Ltd.	375
	9	Singapore Land Ltd.	38
	13	Singapore Petroleum Co., Ltd.	58
	97	Singapore Post Ltd.	75
	101	Singapore Press Holdings Ltd.	314
	90	Singapore Technologies Engineering Ltd. (c)	214
	533	Singapore Telecommunications Ltd.	1,387
	46	SMRT Corp. Ltd.	56
	55	STATS ChipPAC Ltd. (a)	51
	68	Suntec Real Estate Investment Trust	72
	67	United Overseas Bank Ltd.	831
	35	UOL Group Ltd.	90
	16	Venture Corp. Ltd.	121
	66	Wilmar International Ltd.	196
	33	Wing Tai Holdings Ltd.	55
			9,060

South Africa — 0.6%
	3	Anglo Platinum Ltd.	482
	6	AngloGold Ashanti Ltd. (c)	260
	15	ArcelorMittal South Africa Ltd.	297
	13	Barloworld Ltd.	153
	12	Bidvest Group Ltd.	167
	9	Discovery Holdings Ltd.	27
	153	FirstRand Ltd.	347
	13	Freeworld Coatings Ltd. (a)	15
	27	Gold Fields Ltd.	403
	25	Impala Platinum Holdings Ltd.	935
	9	Mondi Ltd.	78
	62	MTN Group Ltd.	990
	14	Naspers Ltd.	267
	14	Nedbank Group Ltd.	212
	24	Pretoria Portland Cement Co., Ltd.	122
	110	Sanlam Ltd.	291
	14	Sappi Ltd.	154
	27	Sasol Ltd.	1,299
	64	Shoprite Holdings Ltd.	306
	63	Standard Bank Group Ltd.	765
	17	Telkom South Africa Ltd.	324
	8	Tiger Brands Ltd.	158

			8,052

South Korea — 0.6%
	2	Cheil Communications, Inc.	598
	4	Daelim Industrial Co.	566
	10	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	320
	10	Daishin Securities Co., Ltd.	251
	8	Hyundai Mobis (a)	626
	6	LG Chem Ltd.	493
	8	LG Electronics, Inc.	807
	3	POSCO	1,415
	1	Samsung Electronics Co., Ltd.	892
	6	Samsung Fire & Marine Insurance Co., Ltd.	1,189
	1	Shinsegae Co., Ltd.	509
	1	SK Telecom Co., Ltd.	267
			7,933

Spain — 5.7%
	28	Abertis Infraestructuras S.A. (c)	848
	3	Acciona S.A.	682
	34	Acerinox S.A. (c)	809
	38	ACS Actividades de Construccion y Servicios S.A. (c)	2,009
	31	Altadis S.A. (c)	2,354
	8	Antena 3 de Television S.A. (c)	109
	585	Banco Bilbao Vizcaya Argentaria S.A. (c)	12,309
	95	Banco de Sabadell S.A. (c)	890
	128	Banco Popular Espanol S.A. (c)	1,979
	980	Banco Santander Central Hispano S.A. (c)	17,239
	34	Bankinter S.A. (c)	533
	36	Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	523
	17	Ebro Puleva S.A. (c)	309
	12	Endesa S.A.	560
	4	Fomento de Construcciones y Contratas S.A. (c)	246
	26	Gamesa Corp. Tecnologica S.A.	990
	9	Gas Natural SDG S.A. (c)	513
	22	Gestevision Telecinco S.A. (c)	469
	10	Grupo Ferrovial S.A. (c)	647
	584	Iberdrola S.A.	8,906
	51	Iberia Lineas Aereas de Espana	175
	31	Inditex S.A. (c)	1,543
	21	Indra Sistemas S.A.	533
	65	Mapfre S.A. (c)	267
	23	NH Hoteles S.A. (a) (c)	328
	4	Promotora de Informaciones S.A.	63
	17	Red Electrica de Espana	974
	109	Repsol YPF S.A. (c)	3,482
	16	Sacyr Vallehermoso S.A. (c)	497
	2	Sociedad General de Aguas de Barcelona S.A., Class A	98
	5	Sogecable S.A. (a) (c)	213
	666	Telefonica S.A.	19,478
	2	Telefonica S.A. ADR	196
	20	Union Fenosa S.A. (c)	1,342

	14	Zardoya Otis S.A. (c)	337
	18	Zeltia S.A. (c)	125
			82,575

Sweden — 1.6%
	11	Alfa Laval AB	604
	20	Assa Abloy AB, Class B (c)	357
	49	Atlas Copco AB, Class A	698
	20	Boliden AB	187
	10	D. Carnegie & Co. AB (c)	149
	23	Electrolux AB, Class B (c)	358
	1	Elekta AB, Class B	17
	13	Eniro AB	107
	2	Getinge AB, Class B	47
	28	Hennes & Mauritz AB, Class B	1,542
	12	Hoganas AB, Class B	223
	4	Holmen AB, Class B (c)	133
	7	Husqvarna AB, Class A (c)	70
	23	Husqvarna AB, Class B (c)	233
	41	Investor AB, Class B	820
	28	Kungsleden AB	308
	4	Metro International S.A. SDR, Class B (a)	3
	3	Modern Times Group AB, Class B (c)	165
	162	Nordea Bank AB	2,212
	22	Nordea Bank AB	304
	72	Sandvik AB	1,045
	-(h)	SAS AB (a)	4
	3	Scania AB, Class B	60
	35	Securitas AB, Class B (c)	432
	35	Securitas Direct AB, Class B (a)	139
	35	Securitas Systems AB, Class B (c)	102
	30	Skandinaviska Enskilda Banken AB, Class A	675
	27	Skanska AB, Class B	462
	29	SKF AB, Class B	529
	6	Ssab Svenskt Stal AB, Class A	150
	10	Ssab Svenskt Stal AB, Class B	252
	59	Svenska Cellulosa AB, Class B	941
	51	Svenska Handelsbanken AB, Class A	1,426
	30	Swedbank AB, Class A (c)	771
	12	Swedish Match AB	261
	16	Tele2 AB, Class B	318
	1,187	Telefonaktiebolaget LM Ericsson, Class B	2,703
	40	Telelogic AB (a)	116
	191	TeliaSonera AB	1,699
	8	Trelleborg AB, Class B (c)	151
	22	Volvo AB, Class A	303
	97	Volvo AB, Class B	1,309
			22,385

Switzerland — 2.0%

	53	ABB Ltd.	1,318
	7	Adecco S.A.	353
	3	Clariant AG (a)	23
	17	Compagnie Financiere Richemont S.A., Class A, Unit	972
	37	Credit Suisse Group	2,120
	-(h)	Givaudan S.A.	192
	10	Holcim Ltd.	963
	1	Kudelski S.A.	19
	-(h)	Kuoni Reisen Holding	16
	3	Logitech International S.A. (a)	99
	2	Lonza Group AG	275
	1	Micronas Semiconductor Holding (a)	4
	12	Nestle S.A.	5,412
	-(h)	Nobel Biocare Holding AG	68
	69	Novartis AG	3,500
	-(h)	OC Oerlikon Corp. AG (a)	115
	22	Roche Holding AG	3,922
	1	Roche Holding AG	176
	3	SCOR Holding Switzerland Ltd. (c)	41
	-(h)	SGS S.A.	82
	-(h)	Sonova Holding AG	11
	-(h)	Sulzer AG	45
	1	Swatch Group AG	39
	13	Swiss Reinsurance	949
	1	Swisscom AG	403
	3	Syngenta AG	920
	59	UBS AG	2,467
	35	Xstrata plc	2,675
	4	Zurich Financial Services AG	1,287
			28,466

Taiwan — 0.6%
	462	Asustek Computer, Inc.	1,205
	192	Cathay Financial Holding Co., Ltd.	459
	170	Chi Mei Optoelectronics Corp.	201
	366	China Steel Corp.	519
	1,216	Far Eastern Textile Co., Ltd.	1,687
	180	HON HAI Precision Industry Co., Ltd.	964
	510	Quanta Computer, Inc.	601
	1,311	Taishin Financial Holdings Co., Ltd. (a)	526
	928	Taiwan Mobile Co., Ltd.	1,342
	586	Taiwan Semiconductor Manufacturing Co., Ltd.	1,099
	321	United Microelectronics Corp.	173
			8,776

Thailand — 0.6%

	200	Advance Agro pcl (a)	233
	277	Advanced Info Service pcl	794
	396	Bangkok Bank pcl	1,478
	152	Electricity Generating pcl	447
	751	Hana Microelectronics pcl	432

	347	Kasikornbank pcl (c)	910
	750	Krung Thai Bank pcl	213
	576	Nation Multimedia Group pcl (a)	134
	315	PTT Exploration & Production pcl	1,401
	110	PTT pcl	1,084
	137	Siam Cement pcl	886
	296	Siam Commercial Bank pcl	645
	183	Thai Airways International pcl	186
			8,843

Turkey — 0.5%

	128	Akbank TAS	759
	44	Akcansa Cimento AS	229
	64	Aksigorta AS	269
	45	Anadolu Efes Biracilik Ve Malt Sanayii AS	448
	40	Arcelik	234
	91	Eregli Demir ve Celik Fabrikalari TAS	576
	18	Ford Otomotiv Sanayi AS	187
	25	Migros Turk TAS	401
	-(h)	Trakya Cam Sanayi AS	(h)
	20	Tupras Turkiye Petrol Rafine	516
	92	Turkcell Iletisim Hizmet AS	836
	166	Turkiye Garanti Bankasi AS	1,074
	205	Turkiye Is Bankasi, Class C	1,042
	133	Yapi ve Kredi Bankasi (a)	361
			6,932

United Kingdom — 9.4%
	19	3i Group plc	353
	34	Aegis Group plc	76
	14	Aggreko plc	151
	3	Alliance & Leicester plc	39
	20	Amec plc	281
	71	Anglo American plc	3,919
	17	Antofagasta plc	223
	33	ARM Holdings plc	78
	12	Arriva plc	177
	2	Associated British Foods plc	36
	83	AstraZeneca plc	3,496
	141	Aviva plc	1,765
	185	BAE Systems plc	1,722
	24	Balfour Beatty plc	208
	370	Barclays plc	3,492
	13	Barratt Developments plc	111
	25	BBA Aviation plc	95
	6	Bellway plc	94
	6	Berkeley Group Holdings plc, Unit (a)	115
	185	BG Group plc	4,074
	123	BHP Billiton plc	3,717
	17	Biffa plc	101
	7	Bovis Homes Group plc	81

	1,026	BP plc	10,934
	28	British Airways plc (a)	189
	82	British American Tobacco plc	2,941
	57	British Energy Group plc	589
	25	British Land Co. plc	510
	60	British Sky Broadcasting Group plc	656
	16	Brixton plc	112
	424	BT Group plc	2,201
	8	Bunzl plc	103
	21	Burberry Group plc	185
	132	Cable & Wireless plc	421
	108	Cadbury Schweppes plc	1,191
	19	Capita Group plc	254
	8	Carnival plc	349
	19	Carphone Warehouse Group plc (c)	123
	13	Cattles plc	72
	202	Centrica plc	1,343
	8	Charter plc (a)	107
	5	Close Brothers Group plc	90
	56	Cobham plc	207
	99	Compass Group plc	626
	5	Cookson Group plc	59
	6	CSR plc (a)	66
	14	Daily Mail & General Trust, Class A	148
	11	Davis Service Group plc	108
	9	De La Rue plc	172
	144	Diageo plc	2,901
	95	DSG International plc	145
	28	Electrocomponents plc	109
	12	Emap plc	213
	27	Enterprise Inns plc	246
	22	Firstgroup plc	287
	16	FKI plc	16
	91	Friends Provident plc	253
	64	G4S plc	279
	44	Galiform plc (a)	67
	34	GKN plc	182
	296	GlaxoSmithKline plc	7,021
	6	Great Portland Estates plc	60
	14	Hammerson plc	317
	65	Hays plc	134
	195	HBOS plc	2,720
	41	Home Retail Group plc	233
	634	HSBC Holdings plc	9,517
	15	ICAP plc	205
	18	IMI plc	136
	34	Imperial Tobacco Group plc	1,677
	19	Inchcape plc	145
	14	Intercontinental Hotels Group plc	224
	15	International Personal Finance plc	57

	73	International Power plc	585
	9	Intertek Group plc	157
	36	Invensys plc (a)	162
	16	Investec plc	133
	191	ITV plc	276
	86	J Sainsbury plc	684
	10	Johnson Matthey plc	378
	2	Kazakhmys plc	50
	14	Kelda Group plc	300
	32	Kesa Electricals plc	154
	114	Kingfisher plc	333
	33	Ladbrokes plc	197
	23	Land Securities Group plc	725
	295	Legal & General Group plc	782
	12	Liberty International plc	263
	4	Lighthouse Caledonia ASA (a) (c)	3
	310	Lloyds TSB Group plc	2,711
	70	LogicaCMG plc	151
	4	LogicaCMG plc (a)	8
	8	London Stock Exchange Group plc	280
	5	Lonmin plc	311
	80	Man Group plc	878
	88	Marks & Spencer Group plc	784
	27	Meggitt plc	152
	14	Michael Page International plc	73
	28	Misys plc	99
	23	Mitchells & Butlers plc	210
	13	Mondi plc	102
	9	National Express Group plc	205
	138	National Grid plc	2,134
	12	Next plc	326
	261	Old Mutual plc	651
	42	Pearson plc	582
	14	Persimmon plc	209
	17	Premier Farnell plc	49
	7	Provident Financial plc	122
	138	Prudential plc	1,765
	13	Punch Taverns plc	186
	37	Rank Group plc	67
	33	Reckitt Benckiser Group plc	1,728
	50	Reed Elsevier plc	603
	94	Rentokil Initial plc	203
	33	Resolution plc	472
	64	Reuters Group plc	777
	29	Rexam plc	242
	52	Rio Tinto plc	5,203
	109	Rolls-Royce Group plc (a)	1,026
	149	Royal & Sun Alliance Insurance Group	404
	544	Royal Bank of Scotland Group plc	4,192
	54	SABMiller plc	1,177

	65	Sage Group plc	289
	6	Schroders plc	130
	35	Scottish & Newcastle plc	546
	43	Scottish & Southern Energy plc	1,306
	23	Segro plc	237
	26	Serco Group plc	216
	11	Severn Trent plc	316
	99	Signet Group plc	130
	50	Smith & Nephew plc	677
	18	Smiths Group plc	364
	7	SSL International plc	70
	22	Stagecoach Group plc	106
	33	Standard Chartered plc	1,120
	103	Standard Life plc	445
	2	Stolt-Nielsen S.A.	43
	27	Tate & Lyle plc	261
	58	Taylor Wimpey plc	210
	427	Tesco plc	3,568
	32	Thomas Cook Group plc (a)	171
	42	Tomkins plc	146
	6	Travis Perkins plc	138
	15	Trinity Mirror plc	95
	25	TUI Travel plc (a)	127
	10	Tullett Prebon plc	100
	38	Tullow Oil plc	461
	72	Unilever plc	2,360
	11	United Business Media plc	123
	56	United Utilities plc	792
	5	Vedanta Resources plc	179
	2,862	Vodafone Group plc	10,010
	11	Whitbread plc	292
	16	William Hill plc	129
	35	WM Morrison Supermarkets plc	211
	34	Wolseley plc	472
	61	WPP Group plc	747
	36	Yell Group plc	241
			135,396

United States — 0.0% (g)
	22	Citigroup, Inc.	607
	-(h)	InvesCo., Ltd.	-(h)
			607
		Total Common Stocks
		(Cost $834,242)	1,400,649

iSHARES — 0.2%

Germany — 0.0% (g)
	5	iShares MSCI Germany Index Fund	162
	15	iShares MSCI Germany Index Fund	476
			638

United States — 0.2%
	19	iShares MSCI Pacific ex-Japan Index Fund	2,697
		Total iShares
		(Cost $3,373)	3,335

Preferred Stocks — 1.1%

Brazil — 0.4%
	34	Aracruz Celulose S.A.	240
	32	Banco Bradesco S.A.	857
	52	Banco Itau Holding Financeira S.A.	1,166
	20	Cia Energetica de Minas Gerais S.A.	316
	37	Cia Vale do Rio Doce, Class A	948
	36	Petroleo Brasileiro S.A.	1,653
	20	Tele Norte Leste Participacoes S.A.	514
	46	Unibanco - Uniao de Bancos Brasileiros S.A., Unit	599
			6,293

Germany — 0.6%
	3	Fresenius SE	259
	29	Henkel KGaA	1,334
	2	Porsche AG (c)	2,933
	16	ProSiebenSat.1 Media AG	308
	7	RWE AG	701
	23	Volkswagen AG	3,133
			8,668

Italy — 0.1%
	210	Unipol Gruppo Finanziario S.p.A.. (c)	554

Japan — 0.0% (g)

	2	Ito En Ltd.	31
		Total Preferred Stocks
		(Cost $5,723)	15,546

		Total Long-Term Investments
		(Cost $843,338)	1,419,530

	No. of Rights
Rights — 0.0% (g)

Brazil — 0.0% (g)
	-(h)	Banco Bradesco S.A., expiring 03/17/08	1
	11	Rio Bond Right, expiring 12/31/09	-(h)
			1

Japan — 0.0% (g)
	24	Dowa Mining Co., Ltd., expiring 01/29/10	-(h)

Italy — 0.0% (g)
	59	Tiscali S.p.A.	11

		Total Rights
		(Cost $0)	12

	Shares

Short-Term Investments — 0.7%

Investment Companies — 0.6%
	7,926	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	7,926
	41	JPMorgan Prime Money Market Fund, Institutional Class (b)	41
		Total Investment Companies
		(Cost $7,967)	7,967

	Principal Amount ($)

U.S. Treasury Obligation — 0.1%
	1,490	U.S. Treasury Bill, 3.02%, 06/12/08 (k) (n)
		(Cost $1,474)	1,479

		Total Short-Term Investments
		(Cost $9,441)	9,446

Investments of Cash Collateral for Securities on Loan — 11.3%

Certificates of Deposit — 6.4%

	7,005	Abbey National Stamford
		FRN, 4.55%, 10/02/08	7,005
	10,000	Banco Espirito Santo S.A.
		4.54%, 04/09/08	10,000
	10,000	Bank of New York,
		FRN, 4.93%, 05/02/08	9,999
	10,000	Bank of Ireland
		FRN, 4.31%, 07/16/08	10,000
	9,500	Bank of Tokyo-Mitsubishi UFJ, Ltd (Japan)
		4.92%, 02/08/08	9,500
	10,992	BNP Paribas, New York,
		FRN, 4.71%, 07/03/08	10,992
	6,998	Calyon, New York,
		FRN, 3.15%, 03/15/10	6,998
	8,400	Canadian Imperial Bank, New York,
		FRN 3.12%, 02/14/08	8,400
	9,959	Landesbank Baden-Wuerttemberg, New York
		FRN, 4.91%, 06/23/08	9,959
	10,000	National Bank of Canada, New York,
		FRN, 4.50%, 07/14/08	10,000
			92,853

Commercial Paper — 2.9%
	9,990	Bavaria Universal Funding Corp.,
		4.97%, 02/08/08	9,990
	10,981	Lake Constance Funding LLC,

		4.37%, 02/15/08	10,981
	10,984	Sheffield Receivable Corp.,
		4.27%, 02/13/08	10,985
	9,910	Silver Tower US Funding, LLC,
		4.45%, 04/15/08	9,910
			41,866

Time Deposits — 0.5%
	8,000	Ulster Bank Ltd., Belfast,
		FRN, 3.64%, 07/25/08	8,000

Repurchase Agreements — 1.5%
	21,204	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $21,206, collateralized by U.S. Government Agency Mortgages	21,204

		Total Investments of Cash Collateral for Securities on Loan
		(Cost $163,923)	163,923

Total Investments — 110.5%
(Cost $1,016,702)			1,592,911

Liabilities in Excess of Other Assets — (10.5)%			(151,208)

NET ASSETS — 100.0%			$1,441,703

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE
Commercial Banks	15.7%
Oil, Gas & Consumable Fuels	6.8
Diversified Telecommunication	5.5
Electric Utilities	5.1
Insurance	5.0
Metals & Mining	4.7
Automobiles	4.2
Pharmaceuticals	3.9
Chemicals	3.8
Industrial Conglomerates	2.5
Wireless Telecommunication Services	2.2
Diversified Financial Services	1.9
Food Products	1.9
Machinery	1.8
Food & Staples Retailing	1.8
Multi-Utilities	1.8
Capital Markets	1.8
Media	1.6
Real Estate Management & Development	1.5
Beverages	1.4
Electrical Equipment	1.3
Household Durables	1.3
Electronic Equipment & Instruments	1.2
Software	1.1
Trading Companies & Distributors	1.0
Construction & Engineering	1.0
Communications Equipment	1.0
Others (less than 1.0%)	17.2

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights

The market value and percentage of the investments that are fair valued under the fair valuation policy for the international investments are approximately $1,368,000 and 95.7% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$621,018
Aggregate gross unrealized depreciation	(44,809)
Net unrealized appreciation/depreciation	$576,209

Federal income tax cost of investments	$1,016,702

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/2008	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
174	Dow Jones EURO STOXX 50	March, 2008	$9,882	$(237)
29	FTSE 100 Index	March, 2008	3,387	9
10	Topix Index	March, 2008	1,266	(87)
				$(315)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

March 27, 2008